Goodwill - Movements in goodwill (Details) - Goodwill	12 Months Ended
Sep. 30, 2025 CAD ($)
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 9,470,376,000
Goodwill reallocation	0
Business acquisitions	1,720,767,000
Foreign currency translation adjustment	553,639,000
Ending balance	11,744,782,000
Western and Southern Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,635,707,000
Goodwill reallocation	0
Business acquisitions	217,519,000
Foreign currency translation adjustment	143,498,000
Ending balance	1,996,724,000
U.S. Commercial and State Government
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,298,257,000
Goodwill reallocation	0
Business acquisitions	237,886,000
Foreign currency translation adjustment	35,124,000
Ending balance	1,571,267,000
U.S. Federal
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,484,296,000
Goodwill reallocation	0
Business acquisitions	47,507,000
Foreign currency translation adjustment	46,908,000
Ending balance	1,578,711,000
Canada
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,142,148,000
Goodwill reallocation	0
Business acquisitions	28,750,000
Foreign currency translation adjustment	0
Ending balance	1,170,898,000
Scandinavia, Northwest and Central- East Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	2,021,014,000
Goodwill reallocation	(733,992,000)
Business acquisitions	0
Foreign currency translation adjustment	125,423,000
Ending balance	1,412,445,000
U.K. and Australia
Reconciliation of changes in goodwill [abstract]
Beginning balance	980,940,000
Goodwill reallocation	0
Business acquisitions	1,143,403,000
Foreign currency translation adjustment	81,110,000
Ending balance	2,205,453,000
Germany
Reconciliation of changes in goodwill [abstract]
Beginning balance	0
Goodwill reallocation	733,992,000
Business acquisitions	45,702,000
Foreign currency translation adjustment	68,568,000
Ending balance	848,262,000
Finland, Poland and Baltics
Reconciliation of changes in goodwill [abstract]
Beginning balance	637,177,000
Goodwill reallocation	0
Business acquisitions	0
Foreign currency translation adjustment	54,312,000
Ending balance	691,489,000
Asia Pacific
Reconciliation of changes in goodwill [abstract]
Beginning balance	270,837,000
Goodwill reallocation	0
Business acquisitions	0
Foreign currency translation adjustment	(1,304,000)
Ending balance	269,533,000
Scandinavia and Central Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,462,970
Northwest And Central-East Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 558,044